COMMITMENTS AND CONTINGENCIES (Minimum Rental Payments Under Operating Lease Agreements)(Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
COMMITMENTS AND CONTINGENCIES [Abstract]
2014	$ 1,239
2015	975
2016	82
Rental expense	$ 1,344	$ 1,388	$ 1,283